Shareholder Report, Average Annual Return (Details) B274136_Direxion Daily TSLA Bear 1X Shares_TF_TSR Annual {TF}	12 Months Ended	39 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily TSLA Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily TSLA Bear 1X Shares NAV
Average Annual Return, Percent	(62.63%)	(35.92%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	18.57%
Tesla, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tesla, Inc.
Average Annual Return, Percent	82.73%	15.03%